Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value Measurements
Fair Value (Table)

	June 30, 2024
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value(5)	Level 1	Level 2	Level 3

	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,706.9	$—	$1,416.7	$290.2	$—
Non-U.S. governments	489.7	—	—	489.7	—
States and political subdivisions	6,238.8	—	—	6,155.5	83.3
Corporate	32,294.7	—	30.3	30,035.8	2,228.6
Residential mortgage-backed pass-through securities	3,010.6	—	—	3,010.6	—
Commercial mortgage-backed securities	4,854.8	—	—	4,852.0	2.8
Collateralized debt obligations(1)	5,867.7	—	—	5,763.0	104.7
Other debt obligations	8,318.7	—	—	6,968.8	1,349.9
Total fixed maturities, available-for-sale	62,781.9	—	1,447.0	57,565.6	3,769.3
Fixed maturities, trading	585.0	—	27.9	238.4	318.7
Equity securities	46.1	—	15.3	30.8	—
Derivative assets(2)	384.7	—	—	380.7	4.0
Other investments	243.3	70.2	—	—	173.1
Cash equivalents	2,547.9	—	249.6	2,298.3	—
Market risk benefit asset(3)	212.3	—	—	—	212.3
Sub-total excluding separate account assets	66,801.2	70.2	1,739.8	60,513.8	4,477.4
Separate account assets	137,061.8	8,251.2	108,545.5	19,546.7	718.4
Total assets	$203,863.0	$8,321.4	$110,285.3	$80,060.5	$5,195.8

Liabilities
Investment and universal life contracts(4)	$(230.0)	$—	$—	$—	$(230.0)
Market risk benefit liability(3)	(69.3)	—	—	—	(69.3)
Funds withheld payable embedded derivative(4)	2,874.9	—	—	—	2,874.9
Derivative liabilities(2)	(456.7)	—	—	(454.5)	(2.2)
Total liabilities	$2,118.9	$—	$—	$(454.5)	$2,573.4

Net assets	$205,981.9	$8,321.4	$110,285.3	$79,606.0	$7,769.2

	December 31, 2023
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value(5)	Level 1	Level 2	Level 3

	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,504.9	$—	$1,210.8	$294.1	$—
Non-U.S. governments	479.9	—	—	479.9	—
States and political subdivisions	6,613.3	—	—	6,545.1	68.2
Corporate	33,079.5	—	30.9	30,742.7	2,305.9
Residential mortgage-backed pass-through securities	2,824.9	—	—	2,824.9	—
Commercial mortgage-backed securities	4,743.4	—	—	4,740.4	3.0
Collateralized debt obligations(1)	5,397.8	—	—	5,322.4	75.4
Other debt obligations	7,886.5	—	—	6,703.9	1,182.6
Total fixed maturities, available-for-sale	62,530.2	—	1,241.7	57,653.4	3,635.1
Fixed maturities, trading	715.3	—	27.7	307.8	379.8
Equity securities	43.0	—	14.9	28.1	—
Derivative assets(2)	253.0	—	—	246.9	6.1
Other investments	238.3	73.7	—	—	164.6
Cash equivalents	3,010.2	—	449.6	2,560.6	—
Market risk benefit asset(3)	153.4	—	—	—	153.4
Sub-total excluding separate account assets	66,943.4	73.7	1,733.9	60,796.8	4,339.0
Separate account assets	131,641.7	8,692.0	103,598.9	18,598.0	752.8
Total assets	$198,585.1	$8,765.7	$105,332.8	$79,394.8	$5,091.8

Liabilities
Investment and universal life contracts(4)	$(115.5)	$—	$—	$—	$(115.5)
Market risk benefit liability(3)	(111.9)	—	—	—	(111.9)
Funds withheld payable embedded derivative(4)	2,326.1	—	—	—	2,326.1
Derivative liabilities(2)	(473.4)	—	—	(472.6)	(0.8)
Total liabilities	$1,625.3	$—	$—	$(472.6)	$2,097.9

Net assets	$200,210.4	$8,765.7	$105,332.8	$78,922.2	$7,189.7
(1)	Primarily consists of collateralized loan obligations backed by secured corporate loans.
(2)	Within the consolidated statements of financial position, derivative assets are reported with other investments and derivative liabilities are reported with other liabilities. The amounts are presented gross in the tables above to reflect the presentation on the consolidated statements of financial position; however, are presented net for purposes of the rollforward in the Changes in Level 3 Fair Value Measurements tables. Refer to Note 4, Derivative Financial Instruments, for further information on fair value by class of derivative instruments.
(3)	Refer to Note 9, Market Risk Benefits, for further information on the change in the Level 3 fair value measurements of MRBs.
(4)	Includes bifurcated embedded derivatives that are reported at net asset (liability) fair value within the same line item in the consolidated statements of financial position in which the host contract is reported. The funds withheld payable embedded derivative could be in either an asset or (liability) position.
(5)	Certain investments are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy. Other investments using the NAV practical expedient consist of certain fund interests that are restricted until maturity with unfunded commitments totaling $7.1 million and $7.1 million as of June 30, 2024 and December 31, 2023, respectively. Separate account assets using the NAV practical expedient consist of certain funds with varying investment strategies that also have a variety of redemption terms and conditions. We do not have unfunded commitments associated with these funds.

	December 31, 2023
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value (5)	Level 1	Level 2	Level 3

	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,504.9	$—	$1,210.8	$294.1	$—
Non-U.S. governments	479.9	—	—	479.9	—
States and political subdivisions	6,613.3	—	—	6,545.1	68.2
Corporate	33,079.5	—	30.9	30,742.7	2,305.9
Residential mortgage-backed pass-through securities	2,824.9	—	—	2,824.9	—
Commercial mortgage-backed securities	4,743.4	—	—	4,740.4	3.0
Collateralized debt obligations (1)	5,397.8	—	—	5,322.4	75.4
Other debt obligations	7,886.5	—	—	6,703.9	1,182.6
Total fixed maturities, available-for-sale	62,530.2	—	1,241.7	57,653.4	3,635.1
Fixed maturities, trading	715.3	—	27.7	307.8	379.8
Equity securities	43.0	—	14.9	28.1	—
Derivative assets (2)	253.0	—	—	246.9	6.1
Other investments	238.3	73.7	—	—	164.6
Cash equivalents	3,010.2	—	449.6	2,560.6	—
Market risk benefit asset (3)	153.4	—	—	—	153.4
Sub-total excluding separate account assets	66,943.4	73.7	1,733.9	60,796.8	4,339.0
Separate account assets	131,641.7	8,692.0	103,598.9	18,598.0	752.8
Total assets	$198,585.1	$8,765.7	$105,332.8	$79,394.8	$5,091.8

Liabilities
Investment and universal life contracts (4)	$(115.5)	$—	$—	$—	$(115.5)
Market risk benefit liability (3)	(111.9)	—	—	—	(111.9)
Funds withheld payable embedded derivative (4)	2,326.1	—	—	—	2,326.1
Derivative liabilities (2)	(473.4)	—	—	(472.6)	(0.8)
Total liabilities	$1,625.3	$—	$—	$(472.6)	$2,097.9

Net assets	$200,210.4	$8,765.7	$105,332.8	$78,922.2	$7,189.7

	December 31, 2022
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value (5)	Level 1	Level 2	Level 3

	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,715.9	$—	$1,354.0	$361.9	$—
Non-U.S. governments	520.4	—	—	520.4	—
States and political subdivisions	6,168.3	—	—	6,099.2	69.1
Corporate	33,184.8	—	26.6	31,589.9	1,568.3
Residential mortgage-backed pass-through securities	2,170.9	—	—	2,170.9	—
Commercial mortgage-backed securities	4,827.5	—	—	4,824.1	3.4
Collateralized debt obligations (1)	4,560.2	—	—	4,504.0	56.2
Other debt obligations	6,483.3	—	—	6,015.5	467.8
Total fixed maturities, available-for-sale	59,631.3	—	1,380.6	56,085.9	2,164.8
Fixed maturities, trading	634.0	—	78.6	449.2	106.2
Equity securities	53.1	—	14.8	38.3	—
Derivative assets (2)	256.6	—	—	256.5	0.1
Other investments	82.8	81.4	—	—	1.4
Cash equivalents	2,776.4	—	930.3	1,846.1	—
Market risk benefit asset (3)	109.2	—	—	—	109.2
Sub-total excluding separate account assets	63,543.4	81.4	2,404.3	58,676.0	2,381.7
Separate account assets	120,279.6	9,120.9	91,424.2	18,700.4	1,034.1
Total assets	$183,823.0	$9,202.3	$93,828.5	$77,376.4	$3,415.8

Liabilities
Investment and universal life contracts (4)	$(46.3)	$—	$—	$—	$(46.3)
Market risk benefit liability (3)	(181.4)	—	—	—	(181.4)
Funds withheld payable embedded derivative (4)	3,652.8	—	—	—	3,652.8
Derivative liabilities (2)	(612.2)	—	—	(608.1)	(4.1)
Total liabilities	$2,812.9	$—	$—	$(608.1)	$3,421.0

Net assets	$186,635.9	$9,202.3	$93,828.5	$76,768.3	$6,836.8
(1)	Primarily consists of collateralized loan obligations backed by secured corporate loans.
(2)	Within the consolidated statements of financial position, derivative assets are reported with other investments and derivative liabilities are reported with other liabilities. The amounts are presented gross in the tables above to reflect the presentation on the consolidated statements of financial position; however, are presented net for purposes of the rollforward in the Changes in Level 3 Fair Value Measurements tables. Refer to Note 6, Derivative Financial Instruments, for further information on fair value by class of derivative instruments.
(3)	Refer to Note 12, Market Risk Benefits, for further information on the change in the Level 3 fair value measurements of MRBs.
(4)	Includes bifurcated embedded derivatives that are reported at net asset (liability) fair value within the same line item in the consolidated statements of financial position in which the host contract is reported. The funds withheld payable embedded derivative could be in either an asset or (liability) position.
(5)	Certain investments are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy. Other investments using the NAV practical expedient consist of certain fund interests that are restricted until maturity with unfunded commitments totaling $7.1 million and $7.8 million as of December 31, 2023 and 2022, respectively. Separate account assets using the NAV practical expedient consist of certain funds with varying investment strategies that also have a variety of redemption terms and conditions. We do not have unfunded commitments associated with these funds.

Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Table)

	For the six months ended June 30, 2024
	Beginning						Ending
	asset/	Total realized/unrealized		Net			asset/
	(liability)	gains (losses)		purchases,			(liability)
	balance		Included in	sales,			balance
	as of	Included	other	issuances	Transfers	Transfers	as of
	January 1,	in net	comprehensive	and	into	out of	June 30,
	2024	income (2)	income (3)	settlements (4)	Level 3	Level 3	2024

	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$68.2	$—	$(2.0)	$1.6	$15.5	$—	$83.3
Corporate	2,305.9	(6.8)	(28.9)	(100.5)	58.9	—	2,228.6
Commercial mortgage-backed securities	3.0	—	—	(0.2)	—	—	2.8
Collateralized debt obligations	75.4	—	(2.8)	32.1	—	—	104.7
Other debt obligations	1,182.6	—	(12.0)	155.3	135.6	(111.6)	1,349.9
Total fixed maturities, available-for-sale	3,635.1	(6.8)	(45.7)	88.3	210.0	(111.6)	3,769.3
Fixed maturities, trading	379.8	(2.4)	—	(58.7)	—	—	318.7
Other investments	164.6	(11.3)	—	19.8	—	—	173.1
Separate account assets(1)	752.8	(32.6)	—	(1.8)	—	—	718.4

Liabilities
Investment and universal life contracts	(115.5)	(60.6)	—	(53.9)	—	—	(230.0)
Funds withheld payable embedded derivative	2,326.1	548.8	—	—	—	—	2,874.9

Derivatives
Net derivative assets (liabilities)	5.3	(3.8)	—	0.3	—	—	1.8

	For the six months ended June 30, 2023
	Beginning						Ending
	asset/	Total realized/unrealized		Net			asset/
	(liability)	gains (losses)		purchases,			(liability)
	balance		Included in	sales,			balance
	as of	Included	other	issuances	Transfers	Transfers	as of
	January 1,	in net	comprehensive	and	into	out of	June 30,
	2023	income (2)	income (3)	settlements (4)	Level 3	Level 3	2023

	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$69.1	$—	$(0.1)	$(0.8)	$—	$—	$68.2
Corporate	1,568.3	(3.8)	(10.1)	217.8	89.5	(42.9)	1,818.8
Commercial mortgage-backed securities	3.4	—	—	(0.2)	—	—	3.2
Collateralized debt obligations	56.2	—	0.2	145.3	—	(136.1)	65.6
Other debt obligations	467.8	0.6	(21.1)	251.2	218.3	—	916.8
Total fixed maturities, available-for-sale	2,164.8	(3.2)	(31.1)	613.3	307.8	(179.0)	2,872.6
Fixed maturities, trading	106.2	(0.5)	—	34.2	—	—	139.9
Other investments	1.4	—	—	—	—	—	1.4
Separate account assets(1)	1,034.1	0.4	—	(195.7)	—	—	838.8

Liabilities
Investment and universal life contracts	(46.3)	(18.4)	—	(4.9)	—	—	(69.6)
Funds withheld payable embedded derivative	3,652.8	(532.7)	—	—	—	—	3,120.1

Derivatives
Net derivative assets (liabilities)	(4.0)	5.0	—	—	—	—	1.0
(1)	Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(2)	Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses), net realized capital gains (losses) on funds withheld assets or change in fair value of funds withheld embedded derivative within the consolidated statements of operations. Realized and unrealized gains (losses) on certain securities with an investment objective to realize economic value through mark-to-market changes are reported in net investment income within the consolidated statements of operations. Changes in unrealized gains (losses) included in net income relating to positions still held were:

	For the six months ended June 30,
	2024	2023

	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$(6.6)	$(3.8)
Other debt obligations	—	0.6
Total fixed maturities, available-for-sale	(6.6)	(3.2)
Fixed maturities, trading	1.4	(0.6)
Other investments	(6.6)	—
Separate account assets	(19.1)	(38.2)

Liabilities
Investment and universal life contracts	(59.5)	(17.7)
Funds withheld payable embedded derivative	548.8	(532.7)

Derivatives
Net derivative assets (liabilities)	(3.8)	4.9

(3)	Changes in unrealized gains (losses) included in OCI relating to positions still held were:

	For the six months ended June 30,
	2024	2023

	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$(2.0)	$(0.1)
Corporate	(30.3)	(9.2)
Collateralized debt obligations	(3.7)	(0.3)
Other debt obligations	(12.7)	(20.0)
Total fixed maturities, available-for-sale	(48.7)	(29.6)

(4)	Gross purchases, sales, issuances and settlements were:

	For the six months ended June 30, 2024
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements

	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$2.5	$—	$—	$(0.9)	$1.6
Corporate	277.4	(239.4)	—	(138.5)	(100.5)
Commercial mortgage-backed securities	—	—	—	(0.2)	(0.2)
Collateralized debt obligations	32.1	—	—	—	32.1
Other debt obligations	259.4	(59.1)	—	(45.0)	155.3
Total fixed maturities, available-for-sale	571.4	(298.5)	—	(184.6)	88.3
Fixed maturities, trading	122.4	(111.4)	—	(69.7)	(58.7)
Other investments	118.7	—	—	(98.9)	19.8
Separate account assets(5)	—	(30.3)	(10.5)	39.0	(1.8)

Liabilities
Investment and universal life contracts	—	—	(90.1)	36.2	(53.9)

Derivatives
Net derivative assets (liabilities)	0.3	—	—	—	0.3

	For the six months ended June 30, 2023
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements

	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$—	$—	$—	$(0.8)	$(0.8)
Corporate	273.1	(11.7)	—	(43.6)	217.8
Commercial mortgage-backed securities	—	—	—	(0.2)	(0.2)
Collateralized debt obligations	146.5	—	—	(1.2)	145.3
Other debt obligations	260.0	—	—	(8.8)	251.2
Total fixed maturities, available-for-sale	679.6	(11.7)	—	(54.6)	613.3
Fixed maturities, trading	38.5	(3.4)	—	(0.9)	34.2
Separate account assets(5)	—	(223.6)	(29.3)	57.2	(195.7)

Liabilities
Investment and universal life contracts	—	—	(18.9)	14.0	(4.9)

(5)	Issuances and settlements include amounts related to mortgage encumbrances associated with real estate in our separate accounts.

	For the year ended December 31, 2023
	Beginning						Ending
	asset/	Total realized/unrealized		Net			asset/
	(liability)	gains (losses)		purchases,			(liability)
	balance		Included in	sales,			balance
	as of	Included	other	issuances	Transfers	Transfers	as of
	January 1,	in net	comprehensive	and	into	out of	December 31,
	2023	income(2)	income(3)	settlements (4)	Level 3	Level 3	2023

	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$69.1	$—	$0.8	$(1.7)	$—	$—	$68.2
Corporate	1,568.3	(4.5)	13.3	593.6	212.4	(77.2)	2,305.9
Commercial mortgage-backed securities	3.4	—	—	(0.4)	—	—	3.0
Collateralized debt obligations	56.2	—	1.9	165.8	—	(148.5)	75.4
Other debt obligations	467.8	1.3	1.2	537.0	239.5	(64.2)	1,182.6
Total fixed maturities, available-for-sale	2,164.8	(3.2)	17.2	1,294.3	451.9	(289.9)	3,635.1
Fixed maturities, trading	106.2	2.4	—	271.2	—	—	379.8
Other investments	1.4	(5.7)	—	168.9	—	—	164.6
Separate account assets (1)	1,034.1	(7.9)	—	(273.4)	—	—	752.8

Liabilities
Investment and universal life contracts	(46.3)	(37.8)	—	(31.4)	—	—	(115.5)
Funds withheld payable embedded derivative	3,652.8	(1,326.7)	—	—	—	—	2,326.1

Derivatives
Net derivative assets (liabilities)	(4.0)	6.1	—	3.1	0.1	—	5.3

	For the year ended December 31, 2022
	Beginning			Net			Ending
	asset/	Total realized/unrealized		purchases,			asset/
	(liability)	gains (losses)		sales,			(liability)
	balance		Included in	issuances			balance
	as of	Included	other	and	Transfers	Transfers	as of
	January 1,	in net	comprehensive	settlements	into	out of	December 31,
	2022	income (2)	income (3)	(4)	Level 3	Level 3	2022

	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$92.4	$—	$(23.5)	$(1.6)	$12.0	$(10.2)	$69.1
Corporate	834.3	(4.8)	(28.6)	626.3	176.3	(35.2)	1,568.3
Commercial mortgage-backed securities	19.2	—	(1.0)	(4.6)	—	(10.2)	3.4
Collateralized debt obligations	85.8	—	(1.0)	151.8	—	(180.4)	56.2
Other debt obligations	42.1	(0.3)	(20.4)	474.2	—	(27.8)	467.8
Total fixed maturities, available-for-sale	1,073.8	(5.1)	(74.5)	1,246.1	188.3	(263.8)	2,164.8
Fixed maturities, trading	4.9	(0.6)	—	72.9	29.0	—	106.2
Other investments	1.4	—	—	—	—	—	1.4
Separate account assets (1)	946.0	112.0	—	(23.9)	—	—	1,034.1

Liabilities
Investment and universal life contracts	(83.2)	36.1	—	0.8	—	—	(46.3)
Funds withheld payable embedded derivative	—	3,652.8	—	—	—	—	3,652.8

Derivatives
Net derivative assets (liabilities)	0.6	(4.0)	(0.3)	—	—	(0.3)	(4.0)

	For the year ended December 31, 2021
	Beginning			Net			Ending
	asset/	Total realized/unrealized		purchases,			asset/
	(liability)	gains (losses)		sales,			(liability)
	balance	Included	Included in	issuances			balance
	as of	in net	other	and	Transfers	Transfers	as of
	January 1,	income	comprehensive	settlements	into	out of	December 31,
	2021	(2)	income (3)	(4)	Level 3	Level 3	2021

	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$—	$—	$12.5	$(0.4)	$80.3	$—	$92.4
Corporate	290.8	(21.9)	7.8	381.8	175.8	—	834.3
Commercial mortgage-backed securities	13.2	(1.0)	(0.4)	7.4	—	—	19.2
Collateralized debt obligations	27.2	(2.0)	1.7	397.4	72.1	(410.6)	85.8
Other debt obligations	29.2	—	0.4	16.9	20.6	(25.0)	42.1
Total fixed maturities, available-for-sale	360.4	(24.9)	22.0	803.1	348.8	(435.6)	1,073.8
Fixed maturities, trading	—	—	—	4.9	—	—	4.9
Other investments	30.0	12.4	—	(41.0)	—	—	1.4
Separate account assets (1)	8,893.2	313.8	—	(8,261.0)	—	—	946.0

Liabilities
Investment and universal life contracts	(90.8)	(15.6)	—	23.2	—	—	(83.2)

Derivatives
Net derivative assets (liabilities)	(5.1)	(5.0)	—	10.7	—	—	0.6
(1)	Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(2)	Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses), net realized capital gains (losses) on funds withheld assets or change in fair value of funds withheld embedded derivative within the consolidated statements of operations. Realized and unrealized gains (losses) on certain securities with an investment objective to realize economic value through mark-to-market changes are reported in net investment income within the consolidated statements of operations. Changes in unrealized gains (losses) included in net income relating to positions still held were:

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$0.3	$(1.3)	$(4.6)
Commercial mortgage-backed securities	—	—	(1.0)
Collateralized debt obligations	—	—	(2.0)
Other debt obligations	1.9	1.9	1.9
Total fixed maturities, available-for-sale	2.2	0.6	(5.7)
Fixed maturities, trading	2.3	(0.6)	—
Other investments	(5.2)	—	12.5
Separate account assets	(80.3)	89.8	90.5

Liabilities
Investment and universal life contracts	(29.2)	22.6	(8.6)
Funds withheld payable embedded derivative	(1,326.7)	3,652.8	—

Derivatives
Net derivative assets (liabilities)	7.3	(4.0)	—

(3)	Changes in unrealized gains (losses) included in OCI relating to positions still held were:

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$(4.1)	$(21.7)	$12.5
Corporate	(38.9)	(19.8)	(0.7)
Commercial mortgage-backed securities	—	(0.5)	(0.4)
Collateralized debt obligations	0.7	—	1.9
Other debt obligations	(29.8)	(18.5)	—
Total fixed maturities, available-for-sale	(72.1)	(60.5)	13.3

Derivatives
Net derivative assets (liabilities)	—	(0.2)	—

(4)	Gross purchases, sales, issuances and settlements were:

	For the year ended December 31, 2023
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements

	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$—	$—	$—	$(1.7)	$(1.7)
Corporate	815.2	(27.7)	—	(193.9)	593.6
Commercial mortgage-backed securities	—	—	—	(0.4)	(0.4)
Collateralized debt obligations	167.0	—	—	(1.2)	165.8
Other debt obligations	563.3	—	—	(26.3)	537.0
Total fixed maturities, available-for-sale	1,545.5	(27.7)	—	(223.5)	1,294.3
Fixed maturities, trading	424.7	(138.7)	—	(14.8)	271.2
Other investments	194.2	—	—	(25.3)	168.9
Separate account assets (5)	—	(286.3)	(109.1)	122.0	(273.4)

Liabilities
Investment and universal life contracts	—	—	(69.9)	38.5	(31.4)

Derivatives
Net derivative assets (liabilities)	0.8	2.3	—	—	3.1

	For the year ended December 31, 2022
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements

	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$—	$—	$—	$(1.6)	$(1.6)
Corporate	817.3	(50.4)	—	(140.6)	626.3
Commercial mortgage-backed securities	—	(4.1)	—	(0.5)	(4.6)
Collateralized debt obligations	151.9	—	—	(0.1)	151.8
Other debt obligations	487.4	(8.2)	—	(5.0)	474.2
Total fixed maturities, available-for-sale	1,456.6	(62.7)	—	(147.8)	1,246.1
Fixed maturities, trading	106.9	(32.6)	—	(1.4)	72.9
Separate account assets (5)	11.8	(4.5)	(50.0)	18.8	(23.9)

Liabilities
Investment and universal life contracts	—	—	(22.2)	23.0	0.8

	For the year ended December 31, 2021
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements

	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$—	$—	$—	$(0.4)	$(0.4)
Corporate	626.6	(84.3)	—	(160.5)	381.8
Commercial mortgage-backed securities	7.7	—	—	(0.3)	7.4
Collateralized debt obligations	422.7	—	—	(25.3)	397.4
Other debt obligations	45.1	—	—	(28.2)	16.9
Total fixed maturities, available-for-sale	1,102.1	(84.3)	—	(214.7)	803.1
Fixed maturities, trading	4.9	—	—	—	4.9
Other investments	—	(41.0)	—	—	(41.0)
Separate account assets (5)	38.5	(8,206.2)	(191.5)	98.2	(8,261.0)

Liabilities
Investment and universal life contracts	—	—	(19.5)	42.7	23.2

Derivatives
Net derivative assets (liabilities)	—	10.7	—	—	10.7

(5)	Issuances and settlements include amounts related to mortgage encumbrances associated with real estate in our separate accounts.

Transfers (Table)

	For the six months ended June 30, 2024
	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 3	Level 3	Level 1	Level 2

	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$—	$15.5	$—	$—
Corporate	—	58.9	—	—
Other debt obligations	—	135.6	—	111.6
Total fixed maturities, available-for-sale	—	210.0	—	111.6

	For the six months ended June 30, 2023
	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 3	Level 3	Level 1	Level 2

	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$—	$89.5	$—	$42.9
Collateralized debt obligations	—	—	—	136.1
Other debt obligations	—	218.3	—	—
Total fixed maturities, available-for-sale	—	307.8	—	179.0

	For the year ended December 31, 2023
	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 3	Level 3	Level 1	Level 2

	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$—	$212.4	$—	$77.2
Collateralized debt obligations	—	—	—	148.5
Other debt obligations	—	239.5	—	64.2
Total fixed maturities, available-for-sale	—	451.9	—	289.9

Derivatives
Net derivative assets (liabilities)	—	0.1	—	—

	For the year ended December 31, 2022
	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 3	Level 3	Level 1	Level 2

	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$—	$12.0	$—	$10.2
Corporate	—	176.3	—	35.2
Commercial mortgage-backed securities	—	—	—	10.2
Collateralized debt obligations	—	—	—	180.4
Other debt obligations	—	—	—	27.8
Total fixed maturities, available-for-sale	—	188.3	—	263.8
Fixed maturities, trading	—	29.0	—	—

Derivatives
Net derivative assets (liabilities)	—	—	—	0.3

	For the year ended December 31, 2021
	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 3	Level 3	Level 1	Level 2

	(in millions)
Assets
Fixed maturities, available-for- sale:
States and political subdivisions	$—	$80.3	$—	$—
Corporate	—	175.8	—	—
Collateralized debt obligations	—	72.1	—	410.6
Other debt obligations	—	20.6	—	25.0
Total fixed maturities, available-for-sale	—	348.8	—	435.6

Quantitative Information about Level 3 Fair Value Measurements (Table)

	June 30, 2024
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range				Weighted
	fair value	technique(s)	input description	of inputs				average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$1,964.4	Discounted cash flow	Discount rate(1)	5.4	%-	26.6%		11.0%
			Earnings before interest, taxes, depreciation and amortization multiple			3.66	x	3.66	x
			Illiquidity premium	0	basis points (“bps”)-	791	bps	137	bps
			Comparability adjustment	0	bps-	800	bps	150	bps
Collateralized debt obligations	104.7	Discounted cash flow	Discount rate(1)			5.5%		5.5%
			Comparability adjustment			12	bps	12	bps
Other debt obligations	1,156.8	Discounted cash flow	Discount rate(1)	5.3	%-	14.5%		8.3%
			Illiquidity premium	0	bps-	275	bps	271	bps
			Comparability adjustment	(22)	bps-	454	bps	155	bps
Fixed maturities, trading	117.9	Discounted cash flow	Discount rate(1)	10.1	%-	16.4%		13.0%
Other investments	171.6	Discounted cash flow	Discount rate(1)	12.0	%-	13.5%		12.4%
			Probability of default	6.0	%-	10.0%		8.3%
			Potential loss severity	87.0	%-	100.0%		91.4%
Separate account assets	718.4	Discounted cash flow - real estate	Discount rate(1)	6.5	%-	10.0%		7.1%
			Terminal capitalization rate	5.2	%-	9.5%		5.8%
			Average market rent growth rate	1.8	%-	4.5%		2.7%
		Discounted cash flow - real estate debt	Loan to value	45.6	%-	71.4%		58.5%
			Market interest rate	5.3	%-	7.4%		6.2%
Liabilities
Investment and universal life contracts(4)	(230.0)	Discounted cash flow	Long duration interest rate	2.8	%-	5.1	%(2)	4.4%
			Long-term equity market volatility	14.7	%-	41.6%		20.5%
			Nonperformance risk	0.6	%-	1.3%		1.0%
			Lapse rate	0.0	%-	55.0%		10.0%
			Mortality rate	See note (3)

	December 31, 2023
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range				Weighted
	fair value	technique(s)	input description	of inputs				average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$1,997.4	Discounted cash flow	Discount rate(1)	4.9	%-	24.2%		12.0%
			Earnings before interest, taxes, depreciation and amortization multiple			3.25	x	3.25	x
			Illiquidity premium	30	bps-	483	bps	121	bps
			Comparability adjustment	67	bps-	217	bps	141	bps
Collateralized debt obligations	74.6	Discounted cash flow	Discount rate(1)			4.1%		4.1%
			Comparability adjustment			20	bps	20	bps
Other debt obligations	879.5	Discounted cash flow	Discount rate(1)	5.0	%-	10.6%		7.4%
			Illiquidity premium	69	bps-	650	bps	337	bps
			Comparability adjustment	(20)	bps-	213	bps	92	bps
Fixed maturities, trading	168.7	Discounted cash flow	Discount rat(1)	11.4	%-	22.3%		13.4%
Other investments	163.2	Discounted cash flow	Discount rate(1)	12.0	%-	13.5%		12.6%
			Probability of default	6.0	%-	10.0%		8.5%
			Potential loss severity	87.0	%-	100.0%		90.7%
Separate account assets	752.8	Discounted cash flow - real estate	Discount rate(1)	6.5	%-	10.0%		7.5%
			Terminal capitalization rate	5.3	%-	9.5%		6.1%
			Average market rent growth rate	2.0	%-	3.7%		2.9%
		Discounted cash flow - real estate debt	Loan to value	46.0	%-	72.0%		55.3%
			Market interest rate	5.3	%-	8.1%		6.4%
Liabilities
Investment and universal life contracts(4)	(115.5)	Discounted cash flow	Long duration interest rate	2.5	%-	4.8	% (2)	4.0%
			Long-term equity market volatility	15.5	%-	40.1%		19.2%
			Nonperformance risk	0.8	%-	1.6%		1.1%
			Lapse rate	0.0	%-	55.0%		7.0%
			Mortality rate	See note (3)
(1)	Represents market comparable interest rate or an index adjusted rate used as the base rate in the discounted cash flow analysis prior to any illiquidity or other adjustments, where applicable.
(2)	Represents the range of rate curves used in the valuation analysis that we have determined market participants would use when pricing the instrument. Derived from interpolation between various observable swap rates.
(3)	This input is based on an appropriate industry mortality table and a range does not provide a meaningful presentation.
(4)	Includes bifurcated embedded derivatives that are reported at net asset (liability) fair value within the same line item in the consolidated statements of financial position in which the host contract is reported.

	December 31, 2023
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range				Weighted
	fair value	technique(s)	input description	of inputs				average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$1,997.4	Discounted cash flow	Discount rate (1)	4.9	%-	24.2%		12.0%
			Earnings before interest, taxes, depreciation and amortization multiple			3.25	x	3.25	x
			Illiquidity premium	30	basis points (“bps”)-	483	bps	121	bps
			Comparability adjustment	67	bps-	217	bps	141	bps
Collateralized debt obligations	74.6	Discounted cash flow	Discount rate (1)			4.1%		4.1%
			Comparability adjustment			20	bps	20	bps
Other debt obligations	879.5	Discounted cash flow	Discount rate (1)	5.0	%-	10.6%		7.4%
			Illiquidity premium	69	bps-	650	bps	337	bps
			Comparability adjustment	(20)	bps-	213	bps	92	bps
Fixed maturities, trading	168.7	Discounted cash flow	Discount rate (1)	11.4	%-	22.3%		13.4%
Other investments	163.2	Discounted cash flow	Discount rate (1)	12.0	%-	13.5%		12.6%
			Probability of default	6.0	%-	10.0%		8.5%
			Potential loss severity	87.0	%-	100.0%		90.7%
Separate account assets	752.8	Discounted cash flow - real estate	Discount rate (1)	6.5	%-	10.0%		7.5%
			Terminal capitalization rate	5.3	%-	9.5%		6.1%
			Average market rent growth rate	2.0	%-	3.7%		2.9%
		Discounted cash flow - real estate debt	Loan to value	46.0	%-	72.0%		55.3%
			Market interest rate	5.3	%-	8.1%		6.4%
Liabilities
Investment and universal life contracts (4)	(115.5)	Discounted cash flow	Long duration interest rate	2.5	%-	4.8	% (2)	4.0%
			Long-term equity market volatility	15.5	%-	40.1%		19.2%
			Nonperformance risk	0.8	%-	1.6%		1.1%
			Lapse rate	0.0	%-	55.0%		7.0%
			Mortality rate	See note (3)

	December 31, 2022
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range				Weighted
	fair value	technique(s)	input description	of inputs				average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$1,479.9	Discounted cash flow	Discount rate (1)	2.7	%-	33.1%		11.0%
			Illiquidity premium	0	bps-	467	bps	50	bps
			Comparability adjustment	(16)	bps-	0	bps	(11)	bps
Collateralized debt obligations	39.5	Discounted cash flow	Discount rate (1)			4.4%		4.4%
			Comparability adjustment			55	bps	55	bps
Other debt obligations	467.8	Discounted cash flow	Discount rate (1)	5.6	%-	8.2%		7.6%
			Illiquidity premium	0	bps-	260	bps	220	bps
			Comparability adjustment	1	bps-	139	bps	77	bps
Fixed maturities, trading	92.5	Discounted cash flow	Discount rate (1)	9.6	%-	15.2%		11.0%
Separate account assets	1,034.1	Discounted cash flow - real estate	Discount rate (1)	5.5	%-	10.0%		7.0%
			Terminal capitalization rate	4.5	%-	9.5%		5.8%
			Average market rent growth rate	2.0	%-	3.8%		3.0%
		Discounted cash flow - real estate debt	Loan to value	43.6	%-	62.2%		50.6%
			Market interest rate	5.3	%-	8.6%		6.6%
Liabilities
Investment and universal life contracts (4)	(46.3)	Discounted cash flow	Long duration interest rate	2.4	%-	4.7	% (2)	3.1%
			Long-term equity market volatility	17.8	%-	36.9%		22.0%
			Nonperformance risk			0.9%		0.9%
			Mortality rate	See note (3)
(1)	Represents market comparable interest rate or an index adjusted rate used as the base rate in the discounted cash flow analysis prior to any illiquidity or other adjustments, where applicable.
(2)	Represents the range of rate curves used in the valuation analysis that we have determined market participants would use when pricing the instrument. Derived from interpolation between various observable swap rates.
(3)	This input is based on an appropriate industry mortality table and a range does not provide a meaningful presentation.
(4)	Includes bifurcated embedded derivatives that are reported at net asset (liability) fair value within the same line item in the consolidated statements of financial position in which the host contract is reported.

Fair Value Option (Table)

	June 30, 2024	December 31, 2023

	(in millions)
Other loans of consolidated VIE(1)
Fair value(1)	$171.6	$163.2
Aggregate contractual principal	179.4	167.1
(1)	Reported with other investments on the consolidated statements of financial position. See Note 3, Investments, for additional information relating to other loans more than 90 days past due or in non-accrual status.

	For the six months ended June 30,
	2024	2023

	(in millions)
Other loans of consolidated VIE
Change in fair value pre-tax loss - instrument specific credit risk	$(11.4)	$—
Change in fair value pre-tax loss(1)	(11.4)	—
Interest income(2)	18.4	—
(1)	Reported in net realized capital gains (losses) on the consolidated statements of operations.
(2)	Reported in net investment income on the consolidated statements of operations and recorded based on the effective interest rate of the loans.

	December 31,
	2023	2022

	(in millions)
Other loans of consolidated VIE (1)
Fair value (1)	$163.2	$—
Aggregate contractual principal	167.1	—
(1)	Reported with other investments on the consolidated statements of financial position.

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Other loans of consolidated VIE
Change in fair value pre-tax loss - instrument specific credit risk	$(5.6)	$—	$—
Change in fair value pre-tax loss (1)	(5.6)	—	—
Interest income (2)	8.1	—	—

Real estate ventures
Change in fair value pre-tax gain (1)	—	—	12.5
(1)	Reported in net realized capital gains (losses) on the consolidated statements of operations.
(2)	Reported in net investment income on the consolidated statements of operations.

Financial Instruments Not Reported at Fair Value (Table)

	June 30, 2024
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3

	(in millions)
Assets (liabilities)
Mortgage loans	$19,391.1	$17,559.6	$—	$—	$17,559.6
Policy loans	802.7	767.3	—	—	767.3
Other investments	241.2	231.9	—	103.4	128.5
Cash and cash equivalents	1,336.2	1,336.2	1,336.2	—	—
Reinsurance deposit receivable	5,383.0	4,806.2	—	—	4,806.2
Cash collateral receivable	3.0	3.0	3.0	—	—
Investment contracts	(33,701.0)	(32,029.6)	—	(7,852.2)	(24,177.4)
Long-term debt	(3.0)	(2.5)	—	—	(2.5)
Separate account liabilities	(122,718.5)	(121,856.3)	—	—	(121,856.3)
Bank deposits(1)	(433.1)	(426.2)	—	(426.2)	—
Cash collateral payable	(310.4)	(310.4)	(310.4)	—	—

	December 31, 2023
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3

	(in millions)
Assets (liabilities)
Mortgage loans	$19,221.2	$17,583.5	$—	$—	$17,583.5
Policy loans	793.2	780.1	—	—	780.1
Other investments	248.4	240.7	—	122.7	118.0
Cash and cash equivalents	627.8	627.8	627.8	—	—
Reinsurance deposit receivable	6,078.7	5,487.7	—	—	5,487.7
Cash collateral receivable	33.2	33.2	33.2	—	—
Investment contracts	(33,847.5)	(32,071.2)	—	(7,828.1)	(24,243.1)
Long-term debt	(3.0)	(0.4)	—	—	(0.4)
Separate account liabilities	(117,504.5)	(116,642.3)	—	—	(116,642.3)
Bank deposits(1)	(399.5)	(385.3)	—	(385.3)	—
Cash collateral payable	(170.7)	(170.7)	(170.7)	—	—
(1)	Excludes deposit liabilities without defined or contractual maturities.

	December 31, 2023
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3

	(in millions)
Assets (liabilities)
Mortgage loans	$19,221.2	$17,583.5	$—	$—	$17,583.5
Policy loans	793.2	780.1	—	—	780.1
Other investments	248.4	240.7	—	122.7	118.0
Cash and cash equivalents	627.8	627.8	627.8	—	—
Reinsurance deposit receivable	6,078.7	5,487.7	—	—	5,487.7
Cash collateral receivable	33.2	33.2	33.2	—	—
Investment contracts	(33,847.5)	(32,071.2)	—	(7,828.1)	(24,243.1)
Long-term debt	(3.0)	(0.4)	—	—	(0.4)
Separate account liabilities	(117,504.5)	(116,642.3)	—	—	(116,642.3)
Bank deposits (1)	(399.5)	(385.3)	—	(385.3)	—
Cash collateral payable	(170.7)	(170.7)	(170.7)	—	—

	December 31, 2022
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3

	(in millions)
Assets (liabilities)
Mortgage loans	$19,722.4	$17,847.1	$—	$—	$17,847.1
Policy loans	770.2	749.5	—	—	749.5
Other investments	230.0	217.4	—	112.9	104.5
Cash and cash equivalents	552.9	552.9	552.9	—	—
Reinsurance deposit receivable	7,901.0	6,859.9	—	—	6,859.9
Cash collateral receivable	262.8	262.8	262.8	—	—
Investment contracts	(34,919.4)	(31,915.2)	—	(7,278.9)	(24,636.3)
Long-term debt	(67.8)	(60.5)	—	—	(60.5)
Separate account liabilities	(107,227.6)	(106,410.4)	—	—	(106,410.4)
Bank deposits (1)	(352.4)	(336.3)	—	(336.3)	—
Cash collateral payable	(285.1)	(285.1)	(285.1)	—	—
(1)	Excludes deposit liabilities without defined or contractual maturities.